Impairment losses of financial assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment losses of financial assets
Loss on impairment adjustment of loans and advances to customers	R$ (649,510)	R$ (239,840)	R$ (161,265)
Expected loss for securities - FVOCI	(18,948)	(12,701)
Expected loss for securities - amortized cost	(843)	(759)	(1,199)
Recovery of written-off credits	73,719	39,612	23,894
Total impairment loss on financial assets	R$ (595,581)	R$ (213,688)	R$ (138,570)